Revenue (Tables)	12 Months Ended
Jan. 31, 2019
Revenue [abstract]
Disclosure of detailed information about revenue

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
		(Adjusted*)
	£000	£000	£000
Analysis of revenue by category:
Licensing agreements	42,766	12,050	2,304
Research collaboration agreement	246	310	—
	43,012	12,360	2,304

Disclosure of revenue from contracts with customers

	Year ended January 31, 2019	Year ended January 31, 2018	Year ended January 31, 2017
		(Adjusted*)
	£000	£000	£000
Analysis of revenue by geography:
United States	42,267	12,008	2,304
Latin America	499	42	—
Europe	246	310	—
	43,012	12,360	2,304